OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Government Grants [Abstract]
Schedule Of Other Income

Amounts in $ ‘000	2022	2021	2020
Grants	1,774	2,620	1,829
Gain on divestment in associates	12,242	—	—
Other	507	—	—
Total	14,523	2,620	1,829